Intangible assets and goodwill - Business combinations and goodwill (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	Jan. 27, 2022	Jan. 22, 2022	Jun. 30, 2022	Dec. 31, 2022	Jan. 25, 2022
Acquisition of subsidiaries in Russia
Total consideration to acquire studios				$ 67,062
Cash				55,667
Share Consideration				3,158
Deferred Share Consideration				8,237
Cash payments to be received by entity				55,667
Issue of ordinary shares related to business combination			$ (2,094)	(2,103)
Option recognized as of acquisition date				13,499
Incremental borrowing rate		3.00%
Unwinding discount from acquisition date to reporting date				$ 366
Gracevale Limited
Acquisition of subsidiaries in Russia
Percentage of Equity Interest	100.00%	100.00%
Total consideration to acquire studios	$ 70,000
Cash	55,517
Share Consideration	3,158
Deferred Share Consideration	8,237
Cash payments to be received by entity	$ 55,517
Price per share for option to acquire shares	$ 10.00
Lightmap Studio
Acquisition of subsidiaries in Russia
Percentage of Equity Interest	100.00%				100.00%
Total consideration to acquire studios	$ 150